GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 5,466	$ (9,364)	$ 1,575
Reduction in revenue		14,800
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,491	3,635	$ 983
United States [Member]
Segment Reporting Information [Line Items]
Reduction in revenue		$ 14,800